Long-Term Debt and Financial Liabilities, Sale and Leaseback Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 29, 2025	Jul. 11, 2025
M/V Magic Thunder [Member]
Long-Term Debt [Abstract]
Financing amount			$ 14,640,000
Term of charter contract	5 years
Purchase price of vessel	$ 6,295,180
Average remaining lease term	4 years 6 months
Weighted average interest rate	6.23%
M/V Magic Perseus [Member]
Long-Term Debt [Abstract]
Financing amount		$ 15,600,000
Term of charter contract	11 years
Purchase price of vessel	$ 0
Average remaining lease term	4 years 6 months
Weighted average interest rate	6.23%